Prepaid and Accrued Expenses	11 Months Ended
Dec. 31, 2021
Prepaid And Accrued Expenses [Abstract]
Prepaid and Accrued Expenses
NOTE 5. PREPAID AND ACCRUED EXPENSES
As of December 31, 2021, the Company had $13.8 million of prepaid expenses on its consolidated balance sheet, which was almost entirely related to prepaid insurance. There were no prepaid expenses as of January 31, 2021.
The Company’s accrued expenses consisted of the following:

	December 31, 2021	January 31, 2021
Accounting and audit	$152,800	$875
Legal costs	100,000	171,450
Employee related	4,687	—
Investor relations	—	2,323

Total accrued expenses	$257,487	$174,648